Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Current assets	¥ 8,899,049,546	$ 1,363,839,011	¥ 5,540,755,045
Accounts receivable, allowance	0	0	0
Finance lease receivables-current, allowance	18,097,313	2,773,535	11,988,564
Short Term Allowance	2,304,639	353,201	1,277,390
Financing receivables, allowance	16,265,330	2,492,771	10,822,976
Non-current assets	3,246,883,053	497,606,599	3,195,819,329
Finance lease receivables - non-current, allowance	5,629,107	862,698	7,100,273
Current liabilities	2,457,296,626	376,597,185	2,909,120,070
Non-current liabilities	1,313,426,836	201,291,469	335,794,013
Consolidated VIE [Member]
Current assets	4,198,148,635	643,394,426	4,146,606,645
Non-current assets	3,209,332,271	491,851,688	2,918,103,207
Current liabilities	2,444,666,481	374,661,531	2,908,576,921
Non-current liabilities	995,185,345	152,518,827	335,794,013
Consolidated Trust [Member]
Current assets	605,970,437	92,869,033	644,451,710
Non-current assets	101,206,823	15,510,624	389,666,998
Current liabilities	401,821,061	61,581,772	599,881,162
Non-current liabilities	¥ 0	$ 0	¥ 79,884,342
Common Class A [Member]
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, shares authorized	420,674,280	420,674,280	420,674,280
Ordinary shares, shares issued	227,831,213	227,831,213	225,831,214
Ordinary shares, shares outstanding	224,771,083	224,771,083	224,968,102
Common Class B [Member]
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, shares authorized	79,325,720	79,325,720	79,325,720
Ordinary shares, shares issued	74,978,677	74,978,677	76,978,677
Ordinary shares, shares outstanding	74,978,677	74,978,677	76,978,677